BUSINESS COMBINATION	6 Months Ended
Jun. 30, 2020
Business Combinations [Abstract]
BUSINESS COMBINATION

5. BUSINESS COMBINATION

In June of 2020, NESR executed the Deed of Amendment (“Deed of Amendment”) to the Agreement dated February 13, 2020 related to the sale and purchase of 99.7% of SAPESCO (collectively with the Deed of Amendment, the “Sale & Purchase Agreement”). The executed Deed of Amendment gives NESR control over SAPESCO effective from June 1, 2020. Accordingly, the accounting of the acquisition has been carried out effective June 1, 2020. Formal closing and legal transfer of consideration will be completed in the third quarter of 2020 upon final regulatory approvals and completion of normal closing requirements, which were temporarily delayed as a result of the global COVID-19 pandemic.

Description of the SAPESCO Transaction

Under the terms of the Sale & Purchase Agreement, NESR acquired 99.7% of the issued and outstanding shares of SAPESCO in a cash and stock transaction which comprised of $11.0 million to be paid at closing, an additional $6.0 million to be paid in three equal installments by September 1, 2020, for a total cash consideration of $17.0 million, and the issuance of 2,237,000 NESR shares based on a $10.00 per share conversion rate.

The Sale & Purchase Agreement contains earn-out mechanisms that enable the sellers to receive additional consideration after the closing of the Business Combination as follows:

●	Cash Earn-Out (“Cash Earn-Out”) of up to $6.9 million in cash based on collection of certain receivables;

●	Additional Earn-Out Shares (“Additional Earn-Out Shares”) based on the collection of certain receivables and only to the extent that NESR’s average share price during the fourth quarter of 2020 is less than $9 per share; and

●	Customer Receivables Earn-Out Shares (“Customer Receivables Earn-Out Shares”) based on the collection of certain long-dated and/or doubtful receivables for two years subsequent to the Closing Date, to be settled at the NESR Additional Share Price (“NESR Additional Share Price”) which is derived from taking the average of the price of the Company’s shares (“NESR Shares”) during each calendar quarter within the 12 months after the Closing Date and applying the average price in each quarter to the long-dated and doubtful receivables collected during the relevant quarter, provided that if such price is: (a) less than $10, the NESR Additional Share Price shall be $10 or (b) greater than $11.70, the NESR Additional Share Price shall be $11.70.

Collectively, the Cash Earn-Out and Additional Earn-Out Shares were fair valued at $11.7 million. The long-dated and doubtful receivables and corresponding Customer Receivables Earn-Out Shares contingency were fair valued at $0.

Financing of Business Combination

Consideration for the Business Combination was funded through the following sources and transactions:

●	cash and cash equivalents of $11 million, reflected in Other current liabilities in the Condensed Consolidated Balance Sheet as of June 30, 2020;

●	deferred consideration of $6 million ($5.958 million at present value on June 1, 2020), reflected in Other current liabilities in the Condensed Consolidated Balance Sheet as of June 30, 2020;

●	the issuance of 2,237,000 NESR ordinary shares to the SAPESCO selling stockholders in exchange for their SAPESCO shares also reflected in Other liabilities in the Condensed Consolidated Balance Sheet as of June 30, 2020.

The following summarizes the preliminary consideration to purchase 99.7% of the issued and outstanding equity interests of SAPESCO:

	SAPESCO
	Value (In US$ thousands)	Shares

Cash consideration	$16,958
Total consideration – cash	16,958

NESR ordinary share consideration	12,013	2,237,000
Total consideration – equity (1)	12,013	2,237,000

Estimated earn-out mechanisms	11,678	-	(2)

Preliminary consideration	$40,649	2,237,000

(1)	The fair value of NESR ordinary shares was determined based upon the $5.37 per share closing price of NESR ordinary shares on June 1, 2020, the acquisition date of the Business Combination. Control was transferred by agreement with the selling shareholders of SAPESCO.
(2)	The quantity of Additional Earn-Out Shares will not be known until the fourth quarter of 2020 when this contingency is resolved. A liability totalling $6.4 million has been recorded in Other liabilities pending the outcome of this contingency. As the Company is contractually obligated to settle this contingency in shares, we believe that presentation as a non-current liability best matches the contingency with the long-term nature of equity financing.

Accounting treatment

The Business Combination is accounted for under ASC 805, Business Combinations (“ASC 805”). Pursuant to ASC 805, NESR has been determined to be the accounting acquirer. SAPESCO constitutes a business, with inputs, processes, and outputs. Accordingly, the acquisition of SAPESCO constitutes the acquisition of a business for purposes of ASC 805, and due to the change in control of SAPESCO was accounted for using the acquisition method. NESR recorded the fair value of assets acquired and liabilities assumed from SAPESCO.

The allocation of the consideration to the tangible and intangible assets acquired and liabilities assumed, is based on various estimates. As of June 30, 2020, management was (1) finalizing fair value of purchase consideration, (2) completing physical verifications and obsolescence assessments for Service inventories, and Property, plant and equipment, (3) evaluating the fair value of Service inventories, Property, plant and equipment, and Intangible assets, (4) completing valuation procedures for certain current assets and liabilities, (5) accounting for income taxes, and (6) concluding valuation procedures for Employee benefit liabilities and equipment capital leases recorded in Other liabilities. As such, to the extent of these estimates, the purchase price allocation is preliminary. Management expects that these values will be finalized by the fourth quarter of 2020. Any adjustments will be recognized in the reporting period in which the adjustment amounts are determined.

The following table summarizes the preliminary allocation of the purchase price allocation (in US% thousands):

Allocation of consideration

Cash and cash equivalents	$3,740
Accounts receivable, net	16,516
Unbilled revenue	5,976
Service inventories	5,654
Prepaid assets	679
Retention withholdings	279
Other current assets	551
Property, plant and equipment	34,161
Intangible assets	4,220
Other assets	200
Total identifiable assets acquired	71,976

Accounts payable	11,974
Accrued expenses	6,455
Current installments of long-term debt	5,400
Short-term borrowings	5,692
Income taxes payable	313
Other taxes payable	2,514
Other current liabilities	1,679
Long-term debt	15,582
Employee benefit liabilities	868
Other liabilities	1,733
Noncontrolling interests	59
Net identifiable liabilities acquired	52,269
Total fair value of net assets acquired	19,707
Goodwill	20,942
Preliminary consideration	$40,649

Intangible assets

Intangible assets were identified that met either the separability criterion or the contractual-legal criterion described in ASC 805.

The preliminary allocation to intangible assets is as follows (in US$ thousands):

	Fair Value
	Total	Useful Life
	(In US$ thousands)
Customer contracts	$3,770	8 years
Trademarks and trade names	450	2 years
Total intangible assets	$4,220

Goodwill

As of June 30, 2020, $20.9 million has been allocated to goodwill. Goodwill represents the excess of the gross consideration transferred over the fair value of the underlying net tangible and identifiable definite-lived intangible assets acquired. The goodwill is not amortizable for tax purposes. Qualitative factors that contribute to the recognition of goodwill include certain intangible assets that are not recognized as separate identifiable intangible assets apart from goodwill. Intangible assets not recognized apart from goodwill consist primarily of the strong market positions and the assembled workforces.

In accordance with FASB ASC Topic 350, Goodwill and Other Intangible Assets, goodwill will not be amortized, but instead will be tested for impairment at least annually or more frequently if certain indicators are present. In the event management determines that the value of goodwill has become impaired, an accounting charge for the amount of impairment during the period in which the determination is made may be recognized.

Transaction costs

The Company incurred $0.9 million in advisory, legal, accounting, and management fees through June 30, 2020, which includes the amounts the Company had spent prior to the acquisition date of the Business Combination. These costs are recorded in selling, general and administrative expenses in the Condensed Consolidated Interim Statements of Operations in connection with the Business Combination. Transaction costs are reported as a cash outflow from operating activities by the Company.

Unaudited pro-forma information

The following table summarizes the supplemental consolidated results of the Company on an unaudited pro forma basis, as if the Business Combination had been consummated on January 1, 2019 for the quarter and year-to-date periods ended June 30, 2020 and June 30, 2019, respectively (in US$ thousands):

	Quarter ended		Year-to-date period ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019

Revenues	$209,563	$179,557	$421,287	$347,941
Net income/(loss)	7,034	17,695	19,184	35,086

These pro forma results were based on estimates and assumptions, which the Company believes are reasonable. They are not the results that would have been realized had the Company been a combined company during the periods presented and are not necessarily indicative of consolidated results of operations in future periods. SAPESCO’s results for the periods presented include significant charges for restructuring and related activities that may not have been incurred had the Company been a combined company during the periods presented. The pro-forma results include adjustments primarily related to purchase accounting adjustments. Acquisition costs and other non-recurring charges incurred in connection with the Business Combination are included in the earliest period presented.

SAPESCO revenue of $3.9 million and net income of $0.1 million are included in the consolidated statement of operations during the quarter and year-to-date periods ended June 30, 2020.